Financial assets at amortised cost - Schedule of Undrawn Balances (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	£ 4,000
Allowance account for credit losses of financial assets at end of period	4,064	£ 4,000
Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Exchange and other adjustments	(1)	(1)
Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	194	426
Impact of transfers between stages	18	(49)
Other items taken to the income statement	14	(182)
Charge to the income statement	32	(231)
Allowance account for credit losses of financial assets at end of period	225	194
Stage 1 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	0	0
Stage 2 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	0	0
Impact of transfers between stages | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	18	(49)
Stage 1
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	1,013
Allowance account for credit losses of financial assets at end of period	881	1,013
Stage 1 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Exchange and other adjustments	(1)	1
Stage 1 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	103	191
Impact of transfers between stages	0	(1)
Other items taken to the income statement	12	(88)
Charge to the income statement	12	(89)
Allowance account for credit losses of financial assets at end of period	114	103
Stage 1 | Stage 1 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	23	73
Stage 1 | Stage 2 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	(5)	(8)
Stage 1 | Stage 3 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	0	(1)
Stage 1 | Impact of transfers between stages | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	(18)	(65)
Stage 2
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	1,198
Allowance account for credit losses of financial assets at end of period	1,361	1,198
Stage 2 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Exchange and other adjustments	1	(2)
Stage 2 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	86	221
Impact of transfers between stages	17	(51)
Other items taken to the income statement	3	(82)
Charge to the income statement	20	(133)
Allowance account for credit losses of financial assets at end of period	107	86
Stage 2 | Stage 1 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	(23)	(73)
Stage 2 | Stage 2 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	5	8
Stage 2 | Stage 3 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	(2)	(6)
Stage 2 | Impact of transfers between stages | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	37	20
Stage 3
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	1,579
Allowance account for credit losses of financial assets at end of period	1,620	1,579
Stage 3 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Exchange and other adjustments	(1)	0
Stage 3 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	5	14
Impact of transfers between stages	1	3
Other items taken to the income statement	(1)	(12)
Charge to the income statement	0	(9)
Allowance account for credit losses of financial assets at end of period	4	5
Stage 3 | Stage 1 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Stage 2 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Stage 3 | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	2	7
Stage 3 | Impact of transfers between stages | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Impact of transfers between stages	(1)	(4)
POCI
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at end of period	202
POCI | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Exchange and other adjustments	0	0
POCI | Undrawn balances
Disclosure Of Retail Mortgages [Line Items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Other items taken to the income statement	0	0
Charge to the income statement	0	0
Allowance account for credit losses of financial assets at end of period	£ 0	£ 0